Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	7,300	$2,773,270

Air Freight & Logistics - 2.2%
FedEx Corp.	21,700	7,729,106

Automobile Components - 3.0%
Aptiv PLC (a)	39,900	2,770,656
Magna International, Inc.	142,600	7,958,506
		10,729,162

Automobiles - 2.4%
General Motors Co.	116,900	8,709,050

Banks - 10.9%
Bank of America Corp.	73,800	3,597,750
Citigroup, Inc.	98,688	11,192,206
Citizens Financial Group, Inc.	40,900	2,452,773
Truist Financial Corp.	137,500	6,320,875
US Bancorp	157,440	8,188,454
Wells Fargo & Co.	90,300	7,188,783
		38,940,841

Beverages - 0.8%
Constellation Brands, Inc. - Class A	19,100	2,865,000

Capital Markets - 1.9%
State Street Corp.	54,700	6,922,832

Chemicals - 3.9%
Olin Corp.	190,700	5,669,511
PPG Industries, Inc.	78,100	8,347,328
		14,016,839

Communications Equipment - 7.4%
F5, Inc. (a)	53,400	15,450,222
Telefonaktiebolaget LM Ericsson - ADR (b)	962,100	10,842,867
		26,293,089

Distributors - 0.7%
Genuine Parts Co.	24,200	2,559,150

Electric Utilities - 0.7%
PPL Corp.	68,900	2,631,980

Electronic Equipment, Instruments & Components - 1.7%
CDW Corp.	31,000	3,751,620
TE Connectivity PLC	10,700	2,236,514
		5,988,134

Energy Equipment & Services - 2.8%
NOV, Inc.	200,800	3,777,048
SLB Ltd.	120,400	6,187,356
		9,964,404

Financial Services - 3.4%
Corebridge Financial, Inc.	126,600	3,020,676
Euronet Worldwide, Inc. (a)	33,600	2,230,032
Fidelity National Information Services, Inc.	52,700	2,472,157
Fiserv, Inc. (a)	76,800	4,285,440
		12,008,305

Food Products - 3.4%
J M Smucker Co.	38,600	3,722,584
Kraft Heinz Co.	203,800	4,583,462
Mondelez International, Inc. - Class A	66,200	3,815,768
		12,121,814

Ground Transportation - 1.0%
Norfolk Southern Corp.	12,400	3,558,800

Health Care Equipment & Supplies - 5.2%
GE HealthCare Technologies, Inc.	137,362	9,777,427
Medtronic PLC	71,000	6,152,150
Zimmer Biomet Holdings, Inc.	29,500	2,667,390
		18,596,967

Health Care Providers & Services - 7.3%
Cigna Group	8,500	2,267,375
CVS Health Corp.	44,830	3,219,691
Elevance Health, Inc.	34,000	9,953,500
Humana, Inc.	21,000	3,641,190
UnitedHealth Group, Inc.	25,600	6,927,104
		26,008,860

Insurance - 3.6%
American International Group, Inc.	133,200	10,023,300
Hartford Insurance Group, Inc.	19,900	2,691,077
		12,714,377

Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A	13,450	3,867,682

IT Services - 0.9%
Amdocs Ltd.	51,100	3,334,786

Machinery - 5.9%
CNH Industrial NV	577,500	6,352,500
Cummins, Inc.	9,300	5,003,586
PACCAR, Inc.	47,050	5,434,275
Stanley Black & Decker, Inc.	57,400	4,078,844
		20,869,205

Media - 5.4%
Comcast Corp. - Class A	360,300	10,344,213
Omnicom Group, Inc.	69,800	5,256,638
WPP PLC - ADR (b)	223,700	3,478,535
		19,079,386

Multi-Utilities - 2.7%
Dominion Energy, Inc.	153,500	9,489,370

Oil, Gas & Consumable Fuels - 9.5%
APA Corp.	410,800	17,434,352
ConocoPhillips	23,560	3,109,920
Ovintiv, Inc.	106,680	6,332,525
Shell PLC - ADR	73,772	6,860,796
		33,737,593

Personal Care Products - 0.8%
Unilever PLC - ADR	49,300	2,808,621

Pharmaceuticals - 1.1%
GSK PLC - ADR	70,940	3,915,179

Software - 7.1%
Salesforce, Inc.	47,400	8,848,158
Workday, Inc. - Class A (a)	125,700	16,330,944
		25,179,102
TOTAL COMMON STOCKS (Cost $299,473,588)		347,412,904

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	33,800	1,568,996
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,856,229)		1,568,996

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	11,649,455	11,649,455
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,649,455)		11,649,455

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	7,192,948	7,192,948
TOTAL MONEY MARKET FUNDS (Cost $7,192,948)		7,192,948

TOTAL INVESTMENTS - 103.3% (Cost $320,172,220)		367,824,303
Liabilities in Excess of Other Assets - (3.3)%		(11,768,676)
TOTAL NET ASSETS - 100.0%		$356,055,627

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $11,374,707.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Large Cap Fundamental Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$347,412,904	$–	$–	$347,412,904
Real Estate Investment Trusts	1,568,996	–	–	1,568,996
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	11,649,455
Money Market Funds	7,192,948	–	–	7,192,948
Total Investments	$356,174,848	$–	$–	$367,824,303

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,649,455 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.